One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

May 2, 2024

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV (SecureDesigns)
File Nos. 333-41180, 811-10011

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account XIV does not differ from that contained in Post‑Effective Amendment No. 35 under the Securities Act of 1933 and Amendment No. 82 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 30, 2024.

If you have any questions or comments regarding this filing, please contact me at (785) 438‑3321.

Sincerely,

/s/ CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
   and Assistant Secretary